12. COMMITMENTS AND CONTINGENCIES (Details -Rent)	Mar. 31, 2016 USD ($)
Operating lease payments year 2017	$ 114,216
Operating lease payments year 2018	78,156
Operating lease payments year 2019	21,446
9635 Granite Ridge Drive [Member]
Operating lease payments year 2017	75,512
Operating lease payments year 2018	78,156
Operating lease payments year 2019	21,446
11585 Sorrenty Valley Road [Member]
Operating lease payments year 2017	38,704
Operating lease payments year 2018	0
Operating lease payments year 2019	$ 0